Capital Management - Summary of the Information Used as Base for Calculating Diluted Earnings Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit attributable to equity shareholders (U.S. Dollars)		$ 120,416,000	$ 148,964,000	$ 108,682,969
Weighted average number of common shares		290,014,019	291,982,305	295,623,702
Adjustments for calculation of diluted earnings per share	[1]	15,122,271	10,976,123	17,514,944
Weighted average number of ordinary shares for calculating diluted earnings per share*		305,136,290	302,958,428	313,138,646
Basic earnings per share		$ 0.42	$ 0.51	$ 0.37
Diluted earnings per share		$ 0.39	$ 0.49	$ 0.35

[1]	As of December 31, 2024, reflects to the dilutive effect of i) 8,129,577 average shares related to share-based payment warrants (8,560,918 and 14,865,332, respectively for the years ended December 31, 2023 and December 31, 2022); and ii) 6,992,694 average shares related to share-based payment plans with employees (2,415,205 and 2,649,612, respectively for the years ended December 31, 2023 and December 31, 2022).